Organization (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Apr. 26, 2022	Mar. 31, 2022	Mar. 31, 2021
Organization (Details) [Line Items]
Net loss		$ 25,103
Accumulated deficit		411,832
Total cash and cash equivalents		$ 8,211	$ 29,530
Gross proceeds	$ 5,357
Net proceeds	93,064
Transaction related expenses	25,293
PIPE investors [Member]
Organization (Details) [Line Items]
Gross proceeds	$ 113,000